SUBSIDIARIES - Schedule Of Summarized Financial Information Before Intra-Group Eliminations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of subsidiaries [line items]
Current assets	$ 9,639	$ 6,834
Non-current assets	141,385	112,813
Current liabilities	(10,306)	(10,686)
Non-current liabilities	(63,670)	(45,662)
Non-controlling interests	(51,628)	(43,235)
Revenues	40,786	24,411
Net income attributable to:
Non-controlling interests	3,089	1,687
Shareholders	1,462	1,651
Net income	4,551	3,338
Other comprehensive income (loss) attributable to:
Non-controlling interests	1,741	1,992
Shareholders	849	821
Other comprehensive income	2,590	2,813
BPY
Disclosure of subsidiaries [line items]
Non-controlling interests	(19,736)	(18,790)
BEP
Disclosure of subsidiaries [line items]
Non-controlling interests	(10,139)	(8,879)
BIP
Disclosure of subsidiaries [line items]
Non-controlling interests	(11,376)	(7,710)
BBU
Disclosure of subsidiaries [line items]
Non-controlling interests	(4,000)	(2,173)
Subsidiaries with material non-controlling interests | BPY
Disclosure of subsidiaries [line items]
Current assets	3,912	4,198
Non-current assets	80,435	73,929
Current liabilities	(11,829)	(8,276)
Non-current liabilities	(37,394)	(35,690)
Non-controlling interests	(19,736)	(18,790)
Equity attributable to Brookfield	15,388	15,371
Revenues	6,135	5,352
Net income attributable to:
Non-controlling interests	2,234	1,501
Shareholders	234	1,216
Net income	2,468	2,717
Other comprehensive income (loss) attributable to:
Non-controlling interests	532	(36)
Shareholders	348	(210)
Other comprehensive income	880	(246)
Subsidiaries with material non-controlling interests | BEP
Disclosure of subsidiaries [line items]
Current assets	1,666	907
Non-current assets	29,238	26,830
Current liabilities	(2,514)	(1,733)
Non-current liabilities	(14,108)	(13,332)
Non-controlling interests	(10,139)	(8,879)
Equity attributable to Brookfield	4,143	3,793
Revenues	2,625	2,516
Net income attributable to:
Non-controlling interests	103	97
Shareholders	(52)	(57)
Net income	51	40
Other comprehensive income (loss) attributable to:
Non-controlling interests	786	915
Shareholders	564	414
Other comprehensive income	1,350	1,329
Subsidiaries with material non-controlling interests | BIP
Disclosure of subsidiaries [line items]
Current assets	1,512	1,632
Non-current assets	27,965	19,643
Current liabilities	(1,564)	(1,515)
Non-current liabilities	(14,439)	(10,116)
Non-controlling interests	(11,376)	(7,710)
Equity attributable to Brookfield	2,098	1,934
Revenues	3,535	2,115
Net income attributable to:
Non-controlling interests	569	408
Shareholders	5	120
Net income	574	528
Other comprehensive income (loss) attributable to:
Non-controlling interests	269	426
Shareholders	54	150
Other comprehensive income	323	576
Subsidiaries with material non-controlling interests | BBU
Disclosure of subsidiaries [line items]
Current assets	6,433	4,076
Non-current assets	9,371	4,117
Current liabilities	(5,690)	(2,556)
Non-current liabilities	(4,050)	(1,599)
Non-controlling interests	(4,000)	(2,173)
Equity attributable to Brookfield	2,064	1,865
Revenues	22,823	7,960
Net income attributable to:
Non-controlling interests	296	(170)
Shareholders	(81)	(32)
Net income	215	(202)
Other comprehensive income (loss) attributable to:
Non-controlling interests	64	101
Shareholders	45	32
Other comprehensive income	$ 109	$ 133